Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2012
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
					Total
			3-Month	Added	Interest		5-Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,500	0.30800	2.68	2.98800	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,000	0.31100	1.50	1.81100	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,000	0.31100	1.65	1.96100	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,000	0.31325	1.40	1.71325	9/14/2037	9/14/2012